Share-based payments	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Share-based payments
24. Share-based payments
The Company has two share-based incentive plans: the 2006 Incentive Award Plan adopted on June 1, 2006, as amended and restated in February 2009, September 2011 and September 2013 (which has expired) the “2006 Incentive Award Plan”, and the 2016 Incentive Award Plan effective from September 27, 2016, as amended and restated in September 2018 (the “2016 Incentive Award Plan”) (collectively referred to as the “Plans”). All the Plans are equity settled. Under the Plans, share-based options and RSUs may be granted to eligible participants. Options are generally granted for a term of ten years. Options and RSUs have a graded vesting period of up to four years. The Company settles employee share-based options and RSU exercises with newly issued ordinary shares. As at March 31, 2024, the Company had 1,195,567 ordinary shares available for future grants.
Share-based compensation expense during the years ended March 31, 2024, 2023 and 2022 is as follows:

	Year ended March 31,
	2024	2023	2022
Share-based compensation expense recorded in:
Cost of revenue	$10,049	$8,057	$5,155
Selling and marketing expenses	7,044	6,411	4,948
General and administrative expenses	34,590	35,265	34,062

Total share-based compensation expense	$51,683	$49,733	$44,165

Upon exercise of RSUs, the Company issued 623,328, 610,910 and 547,704 shares during the years ended March 31, 2024, 2023 and 2022, respectively.

Restricted share units
The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs. Each RSU represents the right to receive one ordinary share and vests over a period of up to three years.

(i)
Movements in the number of RSUs dependent on
non-market
performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2022	885,457	$52.67	$75,698
Granted	428,238	83.70
Exercised	(255,200)	59.34
Forfeited	(25,777)	73.02

Outstanding as at March 31, 2023	1,032,718	$63.38	$96,218
Granted	405,709	80.50
Exercised	(306,701)	61.30
Forfeited	(34,739)	81.56

Outstanding as at March 31, 2024	1,096,987	$69.73	$55,436
RSUs exercisable	566,996	$60.85	$28,650

The fair value of RSUs is generally the market price of the Company’s shares on the date of grant. As at March 31, 2024, there was $15,367 of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted average period of 2.6 years. To the extent the actual forfeiture rate is different than what the Company has anticipated, share-based compensation expense related to these RSUs will be different from the Company’s expectations.
The weighted average grant date fair value of RSUs granted during the year ended March 31, 2024, 2023 and 2022 was $80.50, $83.70 and $74.14, per ADS, respectively. The aggregate intrinsic value of RSUs exercised during the year ended March 31, 2024, 2023 and 2022 was $20,204, $21,438 and $23,194, respectively. The total grant date fair value of RSUs vested during the year ended March 31, 2024, 2023 and 2022 was $25,170, $21,484 and $18,240, respectively.
The weighted average share price of RSUs exercised during the year ended March 31, 2024, 2023 and 2022 was $65.88, $84.01 and $78.95, respectively.

(ii)
The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs based on the market price of the Company’s shares achieving a specified target over a period of time. The fair value of market-based share awards is determined using Monte-Carlo simulation.

Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2022	59,400	$14.30	$5,078
Exercised	(761)	14.30	—

Outstanding as at March 31, 2023	58,639	14.30	$5,463
Exercised	(58,639)	$14.30	—

Outstanding as at March 31, 2024	—	—	$—
RSUs exercisable	—	$—	$—

The aggregate intrinsic

value of RSUs exercised during the year ended March 31, 2024, 2023 and 2022 was $
3,755
, $
69
and $
1,205
, respectively. The weighted average share price of RSU exercised during the year ended March 31, 2024, 2023 and 2022 was $
64.04
, $
90.98
and $
74.18
, respectively.
As at March 31, 2024, there was $Nil of unrecognized compensation cost related to unvested market based RSUs. The weighted average grant date fair value of the RSUs granted during the years ended March 31, 2024, 2023 and 2022 was $Nil
.

(iii)	RSUs related to total shareholder’s return (“TSR”).
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted Average fair value	Aggregate Intrinsic value
Outstanding as at March 31, 2022	899,450	$50.53	$76,894
Granted	104,975	79.00
Exercised	(165,201)	37.87
Forfeited	(22,480)	58.28
Lapsed	(26,236)	63.10

Outstanding as at March 31, 2023	790,508	56.32	73,652
Granted	117,747	87.03
Exercised	(113,631)	45.82
Forfeited	(16,906)	65.25
Lapsed	—	—

Outstanding as at March 31, 2024	777,718	62.15	39,307
RSUs exercisable	426,754	$46.19	$21,564
During the year ended March 31, 2024, the Company issued 117,747 RSUs (March 31, 2023: 104,975 RSUs) to certain employees. The conditions for the vesting of these RSUs are linked to the TSR of the Company in addition to the condition of continued employment with the Company through the applicable vesting period.
The performance of these RSUs shall be assessed based on the TSR of the custom peer group (based on percentile rank) and the industry index (based on outperformance rank). The RSUs granted with the TSR condition shall vest on the third anniversary of the grant date, subject to the participant’s continued employment with the Company through the applicable vesting date and achievement of the specified conditions of stock performance and TSR parameters.
The fair value of these RSUs is determined using Monte-Carlo simulation. The weighted average grant date fair value of RSUs granted during the year ended March 31, 2024, 2023 and 2022 was $87.03, $79.00 and $78.80 per ADS, respectively. The stock compensation expense charged during the year ended March 31, 2024 was $5,196 (March 31, 2023: $5,123). As at March 31, 2024, there was $5,179 of unrecognized compensation cost related to these RSUs. This amount is expected to be recognized over a weighted average period of 1.8 years. The total grant date fair value of these RSUs vested during the year ended March 31, 2024, 2023 and 2022 was $9,352, $9,395 and $5,338, respectively.
The aggregate intrinsic value of RSUs exercised during the year ended March 31, 2024, 2023 and 2022 was $7,812, $14,448, and $1,201, respectively. The weighted average share price of RSU exercised during the year ended March 31, 2024, 2023 and 2022 was $68.75, $87.45 and $78.97, respectively.

Performance share units
The 2006 Incentive Award Plan and 2016 Incentive Award Plan also allow for grant of performance share units (“PSUs”). Each PSU represents the right to receive one ordinary share based on the Company’s performance against specified non-market
performance conditions and vests over a period of three years.
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2022	838,308	$49.19	$71,667
Granted	202,005	84.00
Exercised	(189,226)	44,59
Forfeited	(13,996)	72.81

Outstanding as at March 31, 2023	837,091	$55.30	$77,992
Granted	205,968	84.83
Exercised	(138,901)	45,89
Forfeited	(19,386)	79.05

Outstanding as at March 31, 2024	884,772	62.49	44,672
PSUs exercisable	441,444	$45.85	$22,306
The fair value of PSUs is generally the market price of the Company’s shares on the date of grant, and assumes that performance targets will be achieved. As at March 31, 2024, there was $16,227 of unrecognized compensation costs related to unvested PSUs, net of forfeitures. This amount is expected to be recognized over a weighted average period of 1.7 years. Over the performance period, the number of shares that will be issued will be adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets.
The weighted average grant date fair value of PSUs granted during the years ended March 31, 202
4
, 2023 and 2022 was $84.83, $84.00 and $73.46, per ADS, respectively. The aggregate intrinsic value of PSUs exercised during the year ended March 31, 2024, 2023 and 2022 was $9,319, $15,970 and $14,958, respectively. The total grant date fair value of PSUs vested during the year ended March 31, 2024, 2023 and 2022 was $11,186, $17,686 and $13,599 respectively.
The weighted average share price of PSU exercised during the year ended March 31, 2024, 2023 and 2022 was $67.09, $84.40 and $77.89, respectively.
BBBEE program in South Africa
The Company’s South African subsidiary has issued share appreciation rights to certain employees to be settled with the Company’s shares. As part of the settlement, the Company granted 3,178 and 2,495 RSUs during the year ended March 31, 2024, 1,135 RSUs during the year ended March 31, 2022 and 11,400 and 1,850 RSUs during the year ended March 31, 2021, which shall vest on instant basis, nine months anniversary, the second anniversary, nine months and third anniversary, respectively, from the grant date. During the years ended March 31, 2020, 2019 and 2018, the Company granted 3,365, 14,250 and 32,050 RSUs, which shall vest on the fourth, third and fourth anniversaries, respectively, from the grant date, subject to such grantee’s continued employment with the Company through the applicable vesting date. The grant date fair value was estimated using a binomial lattice model.
The total stock compensation expense in relation to these RSUs was $3,483 to be amortized over the vesting period of four years. The stock compensation expense charged during the years ended March 31, 2024, 2023 and 2022 was $94, $111 and $324 respectively.

RSUs to drive higher growth
During the year ended March 31, 202
3
, the Company granted 705,090 RSUs to drive higher growth, based on performance and market conditions along with service conditions. The RSUs under this grant will vest upon the Company achieving the market capitalization target along with net revenue targets (together referred as the “vesting conditions”). The vesting period ranges from 2 years and 9 months to 4 years and 9 months
from the grant date dependent on achievement of respective vesting conditions at each evaluation period. The vesting of RSUs will happen only on achievement of both the vesting conditions. Any unvested RSUs due to non-achievement
of vesting conditions at the end of vesting period will lapse.
The fair value of these RSUs is determined using the Monte-Carlo simulation. The grant date fair value of RSUs granted was $28.00 per RSU.
During the year ended March 31, 2023, the Company modified the terms of the original grant to increase the vesting period. The revised vesting period ranges from 3 years 3 months to 4 years and 9 months
from the grant date dependent on achievement of respective vesting conditions at each evaluation period. The incremental fair value of these RSUs was $1.60 determined using the Monte-Carlo simulation as at the date of modification.
The Company has not recognized any charge for the year ended March 31, 2024 considering the net revenue target is not expected to be met, based on the current projections. As at March 31, 2024, there was $19,078 of unrecognized compensation cost related to these RSUs